NOTES RECEIVABLE	12 Months Ended
Dec. 31, 2011
NOTES RECEIVABLE

NOTE 6 – NOTES RECEIVABLE

Bank acceptance notes:	December 31,
	2011	2010

Due June 5, 2012,	$1,572,698	$-
Due June 5, 2012,	1,572,698	-
Due June 5, 2012,	2,359,047	-
Due June 5, 2012,	786,349	-
Due May 23, 2012,	1,572,698	-
Due May 20, 2012,	786,349	-
Due February 20, 2012, subsequently settled on due date	1,258,158	-
Due February 20, 2012, subsequently settled on due date	943,619	-
Due June 28, 2011, subsequently settled on due date	-	1,453,740
Due June 26, 2011, subsequently settled on due date	-	756,224
Due June 23, 2011, subsequently settled on due date	-	1,512,447
Due June 21, 2011, subsequently settled on due date	-	302,492
Due May 30, 2011, subsequently settled on due date	-	1,512,447
Due May 30, 2011, subsequently settled on due date	-	1,512,447
Due May 26, 2011, subsequently settled on due date	-	756,224
Due May 16, 2011, subsequently settled on due date	-	756,224
Due May 16, 2011, subsequently settled on due date	-	1,512,447
Due April 29, 2011, subsequently settled on due date	-	1,512,447
Due April 23, 2011, subsequently settled on due date	-	1,512,447
Due April 9, 2011, subsequently settled on due date	-	1,512,447
Due April 8, 2011, subsequently settled on due date	-	1,512,447
Due February 25, 2011, subsequently settled on due date	-	756,224
Due February 12, 2011, subsequently settled on due date	-	756,224
Total	$10,851,616	$17,636,928

Notes receivable are received from customers for the purchase of the Company’s products and are issued by financial institutions that entitle the Company to receive the full face mount from the financial institution at maturity, which bears no interest and generally ranges from three to six months from the date of issuance.